JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-37.40%
	Communication Services-2.26%
90,600	Alphabet, Inc., Class A*	$8,665,890
7,467	Meta Platforms, Inc., Class A*	1,013,123
3,370	T-Mobile US, Inc.*	452,153
		10,131,166

	Consumer Discretionary-3.48%
19,420	Amazon.com, Inc.*	2,194,460
17,618	Home Depot, Inc.	4,861,511
28,718	McDonald's Corp.	6,626,391
13,075	Target Corp.	1,940,199
		15,622,561

	Consumer Staples-2.91%
16,300	Nestle SA	1,754,043
6,028	PepsiCo, Inc.	984,131
31,100	Procter & Gamble Co.	3,926,375
35,125	Sysco Corp.	2,483,689
30,000	Walmart, Inc.	3,891,000
		13,039,238

	Energy-2.54%
48,515	Chevron Corp.	6,970,150
5,300	ConocoPhillips	542,402
10,524	Pioneer Natural Resources Co.	2,278,762
15,025	Valero Energy Corp.	1,605,421
		11,396,735

	Financials-4.68%
12,488	Arthur J Gallagher & Co.	2,138,195
7,007	Berkshire Hathaway, Inc., Class B*	1,871,009
3,164	BlackRock, Inc.	1,741,086
63,000	Enova International, Inc.*	1,844,010
75,000	Fifth Third Bancorp	2,397,000
5,424	Goldman Sachs Group, Inc.	1,589,503
40,500	JPMorgan Chase & Co.	4,232,250
17,500	LPL Financial Holdings, Inc.	3,823,400
17,630	Nelnet, Inc., Class A	1,396,120
		21,032,573

	Health Care-6.88%
27,000	Abbott Laboratories	2,612,520
14,792	AbbVie, Inc.	1,985,234
60,273	AstraZeneca PLC	3,305,371
9,000	Danaher Corp.	2,324,610
3,467	Elevance Health, Inc.	1,574,850
15,000	Eli Lilly & Co.	4,850,250
14,030	Johnson & Johnson	2,291,941
40,000	Pfizer, Inc.	1,750,400
6,000	Thermo Fisher Scientific, Inc.	3,043,140
12,258	UnitedHealth Group, Inc.	6,190,780
6,282	Zoetis, Inc.	931,558
		30,860,654

	Industrials-3.15%
31,656	ABB, Ltd.	812,293
11,700	Caterpillar, Inc.	1,919,736

Shares or Principal Amount		Value
	Industrials (continued)
8,500	Deere & Co.	$2,838,065
19,768	Eaton Corp. PLC	2,636,260
3,802	Generac Holdings, Inc.*	677,288
5,575	Northrop Grumman Corp.	2,622,034
8,562	Union Pacific Corp.	1,668,049
3,600	United Rentals, Inc.*	972,432
		14,146,157

	Information Technology-7.74%
5,983	Accenture PLC, Class A	1,539,426
80,000	Apple, Inc.	11,056,000
4,057	ASML Holding NV	1,685,075
36,000	Insight Enterprises, Inc.*	2,966,760
2,187	Lam Research Corp.	800,442
6,796	Mastercard, Inc., Class A	1,932,375
43,454	Microsoft Corp.	10,120,437
20,812	Nova, Ltd.*	1,775,264
16,162	NVIDIA Corp.	1,961,905
10,114	TD SYNNEX Corp.	821,156
		34,658,840

	Materials-0.65%
8,000	Avery Dennison Corp.	1,301,600
8,000	Celanese Corp.	722,720
1,757	Linde PLC	473,670
3,698	Nucor Corp.	395,649
		2,893,639

	Real Estate-1.11%
5,946	American Tower Corp., REIT	1,276,606
12,689	CBRE Group, Inc., Class A*	856,634
28,096	Prologis, Inc., REIT	2,854,554
		4,987,794

	Utilities-2.00%
10,422	Ameren Corp.	839,492
28,200	American Electric Power Co., Inc.	2,437,890
35,719	NextEra Energy, Inc.	2,800,727
19,450	Sempra Energy	2,916,333
		8,994,442

TOTAL COMMON STOCKS
(Cost $126,065,842)	167,763,799

Shares or Principal Amount		Value
EXCHANGE TRADED FUNDS-6.28%
115,340	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,866,201
4,000	Invesco Variable Rate Investment Grade ETF	98,480
125,000	iShares® Floating Rate Bond ETF	6,283,750
209,455	iShares® Gold Trust*	6,604,116
30,000	iShares® Russell 2000® ETF	4,947,600
25,000	iShares® Trust 5-10 Year Investment Grade Corporate Bond ETF	1,207,000
14,498	Technology Select Sector SPDR® Fund	1,722,073
36,000	Vanguard® Small-Cap Value ETF	5,162,400
12,000	Virtus Seix Senior Loan ETF	277,440

TOTAL EXCHANGE TRADED FUNDS
(Cost $27,755,098)		28,169,060

Shares or Principal Amount		Value
CORPORATE BONDS-9.07%
	Communication Services-0.20%
$1,000,000	AT&T, Inc., 2.950%, 7/15/26	$918,208

	Consumer Discretionary-1.33%
5,000,000	Home Depot, Inc., 2.700%, 4/1/23	4,955,715
1,000,000	Ross Stores, Inc., 4.700%, 4/15/27	972,532
		5,928,247
	Consumer Staples-0.46%
2,000,000	Walmart, Inc., 5.250%, 9/1/35	2,053,796

	Energy-0.21%
1,000,000	BP Capital Markets America, Inc., 4.234%, 11/6/28	938,889

	Financials-3.57%
2,000,000	Bank of America Corp., 3M US L + 0.79%, 12/20/23(a)	1,989,381
2,000,000	Bank of America Corp., 1.250%, 9/24/26	1,662,445
1,000,000	Bank of America Corp., 5.000%, 6/22/27	978,845
2,500,000	Bank of Montreal, 2.000%, 12/22/26	2,218,483
2,000,000	Citigroup Global Markets Holdings, Inc., 0.750%, 6/7/24	1,865,877
2,000,000	Citigroup, Inc., 3.875%, 3/26/25	1,920,155
1,000,000	Discover Financial Services, 3.850%, 11/21/22	998,733
1,000,000	Goldman Sachs Group, Inc., 1D US SOFR + 0.538%, 11/17/23(a)	993,950
1,000,000	Goldman Sachs Group, Inc., 3.500%, 4/1/25	955,203
2,500,000	Citigroup Global Markets Holdings, Inc./United States, 3.000%, 3/28/24	2,414,536
		15,997,608
	Health Care-0.89%
5,000,000	Johnson & Johnson, 1.300%, 9/1/30	3,977,776

	Industrials-0.28%
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,272,393

	Information Technology-2.14%
2,500,000	Apple, Inc., 2.050%, 9/11/26	2,273,757
2,000,000	Automatic Data Processing, Inc., 1.250%, 9/1/30	1,537,881
5,000,000	Intel Corp., 2.875%, 5/11/24	4,872,105
1,000,000	PayPal Holdings, Inc., 2.650%, 10/1/26	917,745
		9,601,488
TOTAL CORPORATE BONDS
(Cost $44,030,071)		40,688,405

Shares or Principal Amount		Value
MUNICIPAL BONDS-3.44%
	Hawaii-2.01%
9,000,000	City and County of Honolulu General Obligation Unlimited Bonds, Series B, 5.000%, 11/1/25	9,012,996

	Ohio-1.43%
7,450,000	Beavercreek City School District General Obligation Unlimited Bonds, 3.250%, 12/1/36	6,407,290

TOTAL MUNICIPAL BONDS
(Cost $16,424,252)		15,420,286

Shares or Principal Amount		Value
U.S. GOVERNMENT AGENCIES-6.96%
	Federal Farm Credit Banks Funding Corp.-1.61%
2,000,000	0.670%, 8/4/25	1,795,788
5,725,000	2.750%, 11/6/26	5,434,260
		7,230,048

Shares or Principal Amount		Value
	Federal Home Loan Banks-4.91%

$1,000,000	3.650%, 7/19/24	$986,541
1,000,000	3.000%, 12/30/24	965,717
2,500,000	3.125%, 4/29/25	2,405,431
10,000,000	2.875%, 6/13/25	9,638,992
2,000,000	4.050%, 7/28/25	1,954,604
2,000,000	0.580%, 9/11/25	1,781,460
2,500,000	1.020%, 9/17/26	2,199,747
2,500,000	0.850%, 10/15/27	2,101,209
		22,033,701
	Federal Home Loan Mortgage Corp.-0.44%
2,000,000	3.125%, 6/28/24	1,963,792

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $33,379,622)		31,227,541

Shares or Principal Amount		Value
MORTGAGE BACKED SECURITIES-3.13%
	Fannie Mae Pool-3.06%
3,633,244	3.500%, 9/1/33	3,409,706
12,293,042	2.500%, 1/1/57	10,325,541
		13,735,247
	Fannie Mae REMICS-0.07%
318,415	3.500%, 5/25/47	299,932

TOTAL MORTGAGE BACKED SECURITIES
(Cost $15,835,290)		14,035,179

Shares or Principal Amount		Value
U.S. TREASURY BONDS & NOTES-29.99%

	U.S. Treasury Bonds-15.65%
$30,000,000	2.000%, 8/15/25	28,181,250
15,000,000	2.375%, 5/15/27	13,903,125
30,000,000	2.750%, 2/15/28	28,093,359
		70,177,734

	U.S. Treasury Notes-8.66%
20,000,000	1.500%, 2/28/23	19,813,281
5,000,000	1.375%, 6/30/23	4,899,414
15,000,000	0.250%, 3/15/24	14,145,117
		38,857,812

	United States Treasury Bill-1.10%
5,000,000	0.000%, 3/9/23	4,918,793

	United States Treasury Inflation Indexed Bonds-4.58%
20,873,650	0.625%, 4/15/23	20,560,545

TOTAL U.S. TREASURY BONDS & NOTES
(Cost $139,866,576)		134,514,884

Shares or Principal Amount	Value
SHORT TERM INVESTMENTS-3.54%
Short Term Securities-3.54%
$15,864,833	First American Treasury Obligations Fund, Class X, 7-Day Yield 2.870%	$15,864,833

TOTAL SHORT TERM INVESTMENTS
(Cost $15,864,833)	15,864,833

TOTAL INVESTMENT SECURITIES-99.81%
(Cost $419,221,584)	447,683,987
OTHER ASSETS IN EXCESS OF LIABILITIES-0.19%	856,061
NET ASSETS-100.00%	$448,540,048

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Floating or variable rate security. The reference rate is described below. The rate in effect as of September 30, 2022 is based on the reference rate plus the displayed spread as of the security’s last reset date.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

Reference Rates:
3M US L - 3 Month LIBOR as of September 30, 2022 was 3.75%
1D US SOFR - 1 Day SOFR as of September 30, 2022 was 2.98%

See Notes to Quarterly Schedule of Investments.

JAMES SMALL CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS-94.97%
	Consumer Discretionary-10.78%
12,400	Brinker International, Inc.*	$309,752
2,160	Deckers Outdoor Corp.*	675,238
3,900	Helen of Troy, Ltd.*	376,116
2,670	Marriott Vacations Worldwide Corp.	325,366
6,190	Patrick Industries, Inc.	271,370
30,000	PetMed Express, Inc.	585,600
2,310	Winmark Corp.	499,745
6,670	YETI Holdings, Inc.*	190,228
5,330	Zumiez, Inc.*	114,755
		3,348,170

	Consumer Staples-5.84%
13,750	Central Garden & Pet Co., Class A*	469,700
630	Coca-Cola Bottling Co. Consolidated	259,390
9,500	Ingles Markets, Inc., Class A	752,495
11,515	SpartanNash Co.	334,165
		1,815,750

	Energy-6.30%
5,900	Callon Petroleum Co.*	206,559
12,160	HF Sinclair Corp.	654,694
19,100	Magnolia Oil & Gas Corp., Class A	378,371
6,600	Matador Resources Co.	322,872
6,800	PDC Energy, Inc.	392,972
		1,955,468

	Financials-26.27%
18,080	American Equity Investment Life Holding Co.	674,203
2,630	American Financial Group, Inc.	323,306
11,700	Assured Guaranty, Ltd.	566,865
5,500	BankUnited, Inc.	187,935
11,000	Cadence Bank	279,510
5,380	Community Bank System, Inc.	323,230
17,830	Enova International, Inc.*	521,884
7,550	Evercore, Inc., Class A	620,988
33,000	EZCORP, Inc., Class A*	254,430
52,500	First BanCorp	718,200
7,455	Glacier Bancorp, Inc.	366,264
6,300	Houlihan Lokey, Inc.	474,894
2,710	LPL Financial Holdings, Inc.	592,081
44,100	MGIC Investment Corp.	565,362
6,085	Piper Sandler Cos.	637,343
31,700	Radian Group, Inc.	611,493
5,620	SouthState Corp.	444,654
		8,162,642

	Health Care-7.77%
3,900	AMN Healthcare Services, Inc.*	413,244
8,000	Corcept Therapeutics, Inc.*	205,120
14,600	Dynavax Technologies Corp.*	152,424
26,300	Innoviva, Inc.*	305,343
8,690	Integer Holdings Corp.*	540,779
3,545	National HealthCare Corp.	224,540
10,500	Option Care Health, Inc.*	330,435

Shares		Value
	Health Care (continued)
11,600	Varex Imaging Corp.*	$245,224
		2,417,109

	Industrials-13.39%
6,830	Boise Cascade Co.	406,112
6,285	Encore Wire Corp.	726,169
5,420	FTI Consulting, Inc.*	898,148
18,478	Hillenbrand, Inc.	678,512
8,700	MasTec, Inc.*	552,450
4,600	Matson, Inc.	282,992
4,435	TriNet Group, Inc.*	315,861
2,500	Wesco International, Inc.*	298,450
		4,158,694

	Information Technology-9.90%
8,250	Avnet, Inc.	297,990
2,500	Concentrix Corp.	279,075
6,130	Insight Enterprises, Inc.*	505,173
3,000	Nova, Ltd.*	255,900
17,500	PC Connection, Inc.	789,075
4,000	Progress Software Corp.	170,200
8,668	Super Micro Computer, Inc.*	477,347
1,100	TD SYNNEX Corp.	89,309
4,700	TTEC Holdings, Inc.	208,257
		3,072,326

	Materials-5.13%
14,575	Cleveland-Cliffs, Inc.*	196,325
5,286	Innospec, Inc.	452,852
13,820	Schnitzer Steel Industries, Inc., Class A	393,317
7,130	Sealed Air Corp.	317,356
8,150	Warrior Met Coal, Inc.	231,786
		1,591,636

	Real Estate-6.38%
2,100	Agree Realty Corp., REIT	141,918
8,000	Healthcare Realty Trust, Inc., REIT	166,800
65,210	Lexington Realty Trust, REIT	597,324
21,000	Physicians Realty Trust, REIT	315,840
10,000	Sabra Health Care Reit Inc, REIT	131,200
6,000	STAG Industrial, Inc., REIT	170,580
4,200	Terreno Realty Corp., REIT	222,558
16,940	Xenia Hotels & Resorts, Inc., REIT	233,603
		1,979,823

	Utilities-3.21%
3,000	IDACORP, Inc.	297,030
4,000	Otter Tail Corp.	246,080
10,455	Portland General Electric Co.	454,374
		997,484

TOTAL COMMON STOCKS
(Cost $25,794,176)		29,499,102

Shares	Value
SHORT TERM INVESTMENTS-5.07%
Short Term Securities-5.07%
$1,576,163	First American Treasury Obligations Fund, Class X, 7-Day Yield 2.870%	$1,576,163

TOTAL SHORT TERM INVESTMENTS
(Cost $1,576,163)	1,576,163

TOTAL INVESTMENT SECURITIES-100.04%
(Cost $27,370,339)	31,075,265
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS-(0.04)%	(12,500)
NET ASSETS-100.00%	$31,062,765

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES MICRO CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-91.88%
	Communication Services-1.54%
21,500	Gray Television, Inc.	$307,880
		307,880

	Consumer Discretionary-8.88%
4,662	Century Communities, Inc.	199,440
22,372	Haverty Furniture Cos., Inc.	557,063
4,742	M/I Homes, Inc.*	171,803
5,750	MarineMax, Inc.*	171,293
4,044	Patrick Industries, Inc.	177,289
10,192	Shoe Carnival, Inc.	218,516
5,625	Standard Motor Products, Inc.	182,813
4,568	Zumiez, Inc.*	98,349
		1,776,566

	Consumer Staples-7.44%
13,108	Central Garden & Pet Co., Class A*	447,769
13,130	Ingles Markets, Inc., Class A	1,040,027
		1,487,796

	Energy-5.20%
7,254	Civitas Resources, Inc.	416,307
19,032	Dorian LPG, Ltd.	258,264
5,814	Laredo Petroleum, Inc.*	365,410
		1,039,981

	Financials-21.42%
6,900	Bancorp, Inc.*	151,662
20,288	Donnelley Financial Solutions, Inc.*	750,047
17,016	Enova International, Inc.*	498,058
6,912	Federal Agricultural Mortgage Corp., Class C	685,256
25,704	Merchants Bancorp	592,991
5,646	Nelnet, Inc., Class A	447,107
25,456	OFG Bancorp	639,709
4,960	Piper Sandler Cos.	519,510
		4,284,340

	Health Care-13.40%
6,400	AnaptysBio, Inc.*	163,264
7,100	Cutera, Inc.*	323,760
40,082	Innoviva, Inc.*	465,352
6,396	Integer Holdings Corp.*	398,023
52,400	SIGA Technologies, Inc.	539,720
4,200	Utah Medical Products, Inc.	358,302
43,517	Vanda Pharmaceuticals, Inc.*	429,948
		2,678,369

	Industrials-10.62%
49,171	ACCO Brands Corp.	240,938

Shares or Principal Amount		Value
	Industrials (continued)
5,285	ArcBest Corp.	$384,378
2,500	Boise Cascade Co.	148,650
3,384	CRA International, Inc.	300,296
8,000	Genco Shipping & Trading, Ltd.	100,240
3,400	Heidrick & Struggles International, Inc.	88,366
5,000	Heritage-Crystal Clean, Inc.*	147,850
3,500	Insteel Industries, Inc.	92,855
2,400	Kforce, Inc.	140,760
3,500	Shyft Group, Inc.	71,505
2,200	Transcat, Inc.*	166,518
6,950	V2X, Inc.*	246,030
		2,128,386

	Information Technology-15.86%
8,022	Cohu, Inc.*	206,807
4,600	ePlus, Inc.*	191,084
5,408	Ichor Holdings, Ltd.*	130,928
9,746	Insight Enterprises, Inc.*	803,168
9,143	Nova, Ltd.*	779,898
12,184	PC Connection, Inc.	549,377
22,198	Photronics, Inc.*	324,535
6,384	Vishay Precision Group, Inc.*	188,903
		3,174,700

	Materials-5.34%
4,000	Innospec, Inc.	342,680
18,045	Schnitzer Steel Industries, Inc., Class A	513,561
2,070	United States Lime & Minerals, Inc.	211,554
		1,067,795

	Real Estate-1.01%
4,900	PotlatchDeltic Corp., REIT	201,096
		201,096

	Utilities-1.17%
7,332	Clearway Energy, Inc.	233,524
		233,524

TOTAL COMMON STOCKS
(Cost $15,459,205)		18,380,433

Shares or Principal Amount		Value
U.S. TREASURY BONDS & NOTES-4.71%
	U.S. Treasury Notes-4.71%
$1,000,000	0.250%, 3/15/24	943,008

TOTAL U.S. TREASURY BONDS & NOTES
(Cost $962,805)		943,008

Shares or Principal Amount	Value
SHORT TERM INVESTMENTS-3.43%
Short Term Securities-3.43%
$685,265	First American Treasury Obligations Fund, Class X, 7-Day Yield 2.870%	$685,265

TOTAL SHORT TERM INVESTMENTS
(Cost $685,265)	685,265

TOTAL INVESTMENT SECURITIES-100.02%
(Cost $17,107,275)	20,008,706
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS-(0.02)%	(4,984)
NET ASSETS-100.00%	$20,003,722

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES AGGRESSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-66.96%
	Communication Services-5.58%
4,840	Alphabet, Inc., Class A*	$462,946
6,645	Comcast Corp., Class A	194,898
2,300	T-Mobile US, Inc.*	308,591
		966,435

	Consumer Discretionary-7.31%
1,815	Best Buy Co., Inc.	114,962
590	Deckers Outdoor Corp.*	184,440
700	Home Depot, Inc.	193,158
1,000	McDonald's Corp.	230,740
1,600	Target Corp.	237,424
1,640	Tractor Supply Co.	304,843
		1,265,567

	Consumer Staples-2.51%
1,700	Procter & Gamble Co.	214,625
1,700	Walmart, Inc.	220,490
		435,115

	Energy-5.75%
500	Cheniere Energy, Inc.	82,955
2,500	Chevron Corp.	359,175
6,000	Matador Resources Co.	293,520
1,195	Pioneer Natural Resources Co.	258,753
		994,403

	Financials-6.95%
2,000	Bancorp, Inc.*	43,960
500	BlackRock, Inc.	275,140
8,485	Enova International, Inc.*	248,356
855	Goldman Sachs Group, Inc.	250,558
2,000	JPMorgan Chase & Co.	209,000
525	SVB Financial Group*	176,285
		1,203,299

	Health Care-11.01%
2,625	Abbott Laboratories	253,995
1,250	AbbVie, Inc.	167,762
4,000	AstraZeneca PLC	219,360
825	Danaher Corp.	213,089
475	Eli Lilly & Co.	153,591
1,295	Johnson & Johnson	211,551
3,220	Pfizer, Inc.	140,907
610	UnitedHealth Group, Inc.	308,074
1,595	Zoetis, Inc.	236,523
		1,904,852

	Industrials-5.62%
3,500	ABB, Ltd.	89,810
993	Caterpillar, Inc.	162,931
558	Deere & Co.	186,311
1,540	Eaton Corp. PLC	205,374
415	Lockheed Martin Corp.	160,310

Shares or Principal Amount		Value
	Industrials (continued)
850	Union Pacific Corp.	$165,597
		970,333

	Information Technology-15.58%
465	Accenture PLC, Class A	119,645
3,450	Apple, Inc.	476,790
550	ASML Holding NV	228,443
3,190	Cadence Design Systems, Inc.*	521,342
900	Jabil, Inc.	51,939
625	Lam Research Corp.	228,750
735	Mastercard, Inc., Class A	208,990
1,730	Microsoft Corp.	402,917
2,515	Nova, Ltd.*	214,530
2,000	NVIDIA Corp.	242,780
		2,696,126

	Materials-1.85%
300	Avery Dennison Corp.	48,810
500	CF Industries Holdings, Inc.	48,125
3,000	James Hardie Industries PLC	59,340
332	Linde PLC	89,504
700	Nucor Corp.	74,893
		320,672

	Real Estate-2.63%
1,600	Digital Realty Trust, Inc., REIT	158,688
2,905	Prologis, Inc., REIT	295,148
		453,836

	Utilities-2.17%
750	American Water Works Co., Inc.	97,620
2,380	NextEra Energy, Inc.	186,616
610	Sempra Energy	91,463
		375,699

TOTAL COMMON STOCKS
(Cost $11,023,558)		11,586,337

Shares or Principal Amount		Value
EXCHANGE TRADED FUNDS-4.15%
21,000	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	339,780
4,000	iShares® Floating Rate Bond ETF	201,080
5,627	iShares® Gold Trust*	177,419

TOTAL EXCHANGE TRADED FUNDS
(Cost $716,728)		718,279

Shares or Principal Amount		Value
CORPORATE BONDS-6.91%
	Consumer Discretionary-2.36%
$500,000	Starbucks Corp., 2.550%, 11/15/30	407,769

	Financials-2.41%
200,000	Bank of Montreal, 2.000%, 12/22/26	177,479
250,000	Citigroup, Inc., 3.875%, 3/26/25	240,019
		417,498
	Health Care-1.25%
250,000	AstraZeneca PLC, 0.700%, 4/8/26	216,039

Shares or Principal Amount		Value
	Information Technology-0.89%
$200,000	Automatic Data Processing, Inc., 1.250%, 9/1/30	$153,788

TOTAL CORPORATE BONDS
(Cost $1,405,626)		1,195,094

Shares or Principal Amount		Value
U.S. GOVERNMENT AGENCIES-7.15%
	Federal Farm Credit Banks Funding Corp.-2.59%
500,000	0.670%, 8/4/25	448,947

	Federal Home Loan Banks-0.57%
100,000	3.650%, 7/19/24	98,654

	Federal Home Loan Mortgage Corp.-1.42%
250,000	3.125%, 6/28/24	245,474

	Federal National Mortgage Association-2.57%
500,000	0.560%, 10/22/25	443,885

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $1,350,000)		1,236,960

Shares or Principal Amount		Value
U.S. TREASURY BONDS & NOTES-12.52%

	U.S. Treasury Bonds-1.60%
$300,000	2.625%, 2/15/29	276,434

	U.S. Treasury Notes-10.92%
500,000	1.375%, 6/30/23	489,941
500,000	0.250%, 3/15/24	471,504
1,000,000	1.125%, 2/28/25	928,672
		1,890,117
TOTAL U.S. TREASURY BONDS & NOTES
(Cost $2,318,479)		2,166,551

Shares or Principal Amount	Value
SHORT TERM INVESTMENTS-2.24%
Short Term Securities-2.24%
387,204	First American Treasury Obligations Fund, Class X, 7-Day Yield 2.870%	387,204

TOTAL SHORT TERM INVESTMENTS
(Cost $387,204)	387,204

TOTAL INVESTMENT SECURITIES-99.93%
(Cost $17,201,595)	17,290,425
OTHER ASSETS IN EXCESS OF LIABILITIES-0.07%	12,498
NET ASSETS-100.00%	$17,302,923

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

James Balanced: Golden Rainbow Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$167,763,799	$–	$–	$167,763,799
Exchange Traded Funds	28,169,060	–	–	28,169,060
Corporate Bonds	–	40,688,405	–	40,688,405
Municipal Bonds	–	15,420,286	–	15,420,286
U.S. Government Agencies	–	31,227,541	–	31,227,541
Mortgage Backed Securities	–	14,035,179	–	14,035,179
U.S. Treasury Bonds & Notes	134,514,884	–	–	134,514,884
Short Term Investments	15,864,833	–	–	15,864,833
Total	$346,312,576	$101,371,411	$–	$447,683,987

James Small Cap Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$29,499,102	$–	$–	$29,499,102
Short Term Investments	1,576,163	–	–	1,576,163
Total	$31,075,265	$–	$–	$31,075,265

James Micro Cap Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$18,380,433	$–	$–	$18,380,433
U.S. Treasury Bonds & Notes	943,008	–	–	943,008
Short Term Investments	685,265	–	–	685,265
Total	$20,008,706	$–	$–	$20,008,706

James Aggressive Allocation Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$11,586,337	$–	$–	$11,586,337
Exchange Traded Funds	718,279	–	–	718,279
Corporate Bonds	–	1,195,094	–	1,195,094
U.S. Government Agencies	–	1,236,960	–	1,236,960
U.S. Treasury Bonds & Notes	2,166,551	–	–	2,166,551
Short Term Investments	387,204	–	–	387,204
Total	$14,858,371	$2,432,054	$–	$17,290,425

*	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

James Advantage Funds	Notes to Quarterly Schedule of Investments

September 30, 2022 (Unaudited)

1. ORGANIZATION

James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Micro Cap Fund and James Aggressive Allocation Fund are each a diversified series of the Trust (individually a “Fund,” collectively the “Funds”). Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other investors that are approved by management of the Trust).

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The James Balanced: Golden Rainbow Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The James Small Cap Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies. The Adviser defines small capitalization as those companies with market capitalizations at the time of purchase no larger than the stocks in the James Small Cap Fund’s benchmark, the Russell 2000® Index.

James Micro Cap Fund seeks to provide long-term capital appreciation. The James Micro Cap Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell Microcap® Index, including exchange traded funds (“ETFs”) that invest primarily in such securities.

James Aggressive Allocation Fund seeks to provide total return through a combination of growth and income. Preservation of capital in declining markets is a secondary objective. The James Aggressive Allocation Fund will generally run equity allocations of 60% or higher and, therefore, could be more volatile than a more conservative fund that holds a smaller percentage of its assets in stocks. Due to its aggressive nature, the James Aggressive Allocation Fund will generally have a turnover ratio much higher than the James Balanced: Golden Rainbow Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

Share Valuation

The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the James Micro Cap Fund are subject to redemption fees of 2% if redeemed within 180 days of purchase.

Securities Valuation

Securities are valued at fair value. The Funds' portfolio securities, including short positions, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’ opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”). Corporate bonds, U.S. government agencies, U.S. Treasury bonds and notes, foreign, and municipal bonds are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing services generally use market models that consider trade data, yields, spreads, quotations from dealers and active market makers, credit worthiness, market information of comparable securities, and other relevant security specific information. Asset backed/commercial mortgage backed securities are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing service generally uses models that consider trade data, prepayment, and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Shares of open-end investment companies are valued at net asset value.

Notes to Quarterly Schedule of Investments	James Advantage Funds

September 30, 2022 (Unaudited)

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. The values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; or

Level 3 -	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2022:

James Balanced: Golden Rainbow Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$167,763,799	$–	$–	$167,763,799
Exchange Traded Funds	28,169,060	–	–	28,169,060
Corporate Bonds	–	40,688,405	–	40,688,405
Municipal Bonds	–	15,420,286	–	15,420,286
U.S. Government Agencies	–	31,227,541	–	31,227,541
Mortgage Backed Securities	–	14,035,179	–	14,035,179
U.S. Treasury Bonds & Notes	134,514,884	–	–	134,514,884
Short Term Investments	15,864,833	–	–	15,864,833
Total	$346,312,576	$101,371,411	$–	$447,683,987

James Small Cap Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$29,499,102	$–	$–	$29,499,102
Short Term Investments	1,576,163	–	–	1,576,163
Total	$31,075,265	$–	$–	$31,075,265

James Advantage Funds	Notes to Quarterly Schedule of Investments

September 30, 2022 (Unaudited)

James Micro Cap Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$18,380,433	$–	$–	$18,380,433
U.S. Treasury Bonds & Notes	943,008	–	–	943,008
Short Term Investments	685,265	–	–	685,265
Total	$20,008,706	$–	$–	$20,008,706

James Aggressive Allocation Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$11,586,337	$–	$–	$11,586,337
Exchange Traded Funds	718,279	–	–	718,279
Corporate Bonds	–	1,195,094	–	1,195,094
U.S. Government Agencies	–	1,236,960	–	1,236,960
U.S. Treasury Bonds & Notes	2,166,551	–	–	2,166,551
Short Term Investments	387,204	–	–	387,204
Total	$14,858,371	$2,432,054	$–	$17,290,425

*	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method, which liquidates all losses first, before any gains. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of September 30, 2022, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, provided by WM Reuters, at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized and between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Exchange Traded Funds (ETFs)

Each Fund may invest in shares of ETFs. The ETFs in which a Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and other investment companies in which a Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable indices. The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF’s shares trade at a discount to its net asset value.

Notes to Quarterly Schedule of Investments	James Advantage Funds

September 30, 2022 (Unaudited)

3. LINE OF CREDIT

Each Fund has a revolving line of credit agreement with U.S. Bank, N.A. (the “Bank”). Borrowings under these arrangements are secured by investments held in the Funds’ portfolios as notated on the Schedules of Investments and bear interest at the Bank’s prime rate. For the three months ended September 30, 2022, the Funds did not utilize their line of credit. Each Fund’s line of credit agreement expired on July 7, 2022 and was renewed for one year. The terms of the agreements can be characterized as follows:

Fund	Maximum Balance Available	Interest Rate	Expiration Date
James Balanced: Golden Rainbow Fund	$30,000,000	Prime Rate*	July 6, 2023
James Small Cap Fund	$2,000,000	Prime Rate*	July 6, 2023
James Micro Cap Fund	$1,250,000	Prime Rate*	July 6, 2023
James Aggressive Allocation Fund	$750,000	Prime Rate*	July 6, 2023

*	The rate at which the Bank announces its prime lending rate.